Bank and Other Debt, details (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Bank and other debt, net of unamortized deferred financing costs	$ 12,119	$ 127,129
Rbs Term Loan [Member]
Term Loan	0	128,861
Term Loan Current	0	128,861
Term Loan Non-current	0	0
plus other fees payable to the lenders		200
plus other fees payable to the lenders, Current		200
plus other fees payable to the lenders, Non-current		0
less unamortized deferred financing costs		(1,932)
Bank and other debt, net of uamortized deferred financing costs		127,129
less unamortized deferred financing costs, Current		(1,932)
Bank and other debt, net of unamortized deferred financing costs		127,129
less unamortized deferred financing costs, non-current		0
Bank and other debt, net of unamortized deferred financing costs		0
Addiewell LTD [Member]
Term Loan	8,500	0
Term Loan Current	8,500	0
Term Loan Non-current	0	$ 0
plus other fees payable to the lenders	3,718
plus other fees payable to the lenders, Current	3,718
plus other fees payable to the lenders, Non-current	0
less unamortized deferred financing costs	(99)
Bank and other debt, net of uamortized deferred financing costs	12,119
less unamortized deferred financing costs, Current	(99)
Bank and other debt, net of unamortized deferred financing costs	12,119
less unamortized deferred financing costs, non-current	0
Bank and other debt, net of unamortized deferred financing costs	$ 0